Capital management (Tables)	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Summary of Regulatory Capital and Capital Ratios
During 2019 and 2018, we complied with all Pillar 1 capital and leverage requirements, including the domestic stability buffer, imposed by OSFI.

	As at

(Millions of Canadian dollars, except percentage amounts and as otherwise noted)	October 31 2019	October 31 2018
Capital (1)
CET1 capital	$62,184	$57,001
Tier 1 capital	67,861	63,279
Total capital	77,888	72,494
Risk-weighted Assets (RWA) used in calculation of capital ratios (1), (2)
CET1 capital RWA	$512,856	$495,528
Tier 1 capital RWA	512,856	495,993
Total capital RWA	512,856	496,459

Total capital RWA consisting of: (1)
Credit risk	$417,835	$401,534
Market risk	28,917	32,209
Operational risk	66,104	62,716
Total capital RWA	$512,856	$496,459
Capital ratios and Leverage ratio (1)
CET1 ratio	12.1%	11.5%
Tier 1 capital ratio	13.2%	12.8%
Total capital ratio	15.2%	14.6%
Leverage ratio	4.3%	4.4%
Leverage ratio exposure (billions)	$1,570	$1,451

(1)	Capital, RWA, and capital ratios are calculated using OSFI’s CAR guideline based on the Basel III framework. The Leverage ratio is calculated using OSFI Leverage Requirements Guideline based on the Basel III framework.
(2)	In fiscal 2018, amounts included CVA scalars of 80%, 83% and 86%, respectively.